First Variable Annuity Fund E

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of First Variable Annuity Fund E and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise First Variable Annuity Fund E (the Separate Account) as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 15, 2025

Appendix A

The subaccounts that comprise First Variable Annuity Fund E were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Columbia VP Select Small Cap Value Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Seligman Global Technology Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Equity 500 Index VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Small Cap Index VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Federated Hermes Fund for U.S. Government Securities II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Federated Hermes Government Money Fund II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Federated Hermes High Income Bond Fund II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Contrafund Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Equity-Income Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Growth & Income Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Fidelity VIP Growth Opportunities Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Small-Mid Cap Growth VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco Global Real Estate Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. American Franchise Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Diversified Dividend Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Health Care Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Growth and Income Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Disciplined Core Value Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century International Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Ultra Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Value Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

MFS Investors Trust Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Investors Trust Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS New Discovery Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS New Discovery Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Total Return Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Utilities Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Developing Markets VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Foreign VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Growth VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II

ASSETS:
Investments at fair value (1)	$56,208	$212,092	$221,169	$41,070	$103,743	$108,147	$291,776
Receivable from the Contracts	-	-	22	103	-	-	-
Receivable from the fund manager	2	20	-	-	4	4	10
Total assets	56,210	212,112	221,191	41,173	103,747	108,151	291,786

LIABILITIES:
Payable to the Contracts	2	20	-	-	4	4	10
Payable to the fund manager	-	-	22	103	-	-	-
Payable to the Company	2	7	7	1	3	3	9
Total liabilities	4	27	29	104	7	7	19

NET ASSETS	$56,206	$212,085	$221,162	$41,069	$103,740	$108,144	$291,767

ANALYSIS OF NET ASSETS
Accumulation period	$56,206	$212,085	$221,162	$41,069	$103,740	$108,144	$291,767
Annuity period	-	-	-	-	-	-	-
Total net assets	$56,206	$212,085	$221,162	$41,069	$103,740	$108,144	$291,767

Fair value per share (NAV)	$37.94	$28.26	$31.11	$14.52	$9.07	$1.00	$5.68
Shares outstanding in the Separate Account	1,481	7,505	7,109	2,829	11,438	108,147	51,369

(1) Investments in mutual fund shares, at cost	$18,707	$156,884	$126,328	$37,261	$125,288	$108,147	$326,752

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. American Franchise Fund, Series I

ASSETS:
Investments at fair value (1)	$1,120,215	$77,455	$1,728,364	$76,277	$46,598	$11,513	$327,426
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	170	3	63	124	2	-	458
Total assets	1,120,385	77,458	1,728,427	76,401	46,600	11,513	327,884

LIABILITIES:
Payable to the Contracts	170	3	63	124	2	-	458
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	36	3	56	2	2	-	11
Total liabilities	206	6	119	126	4	-	469

NET ASSETS	$1,120,179	$77,452	$1,728,308	$76,275	$46,596	$11,513	$327,415

ANALYSIS OF NET ASSETS
Accumulation period	$1,120,179	$77,452	$1,728,308	$76,275	$46,596	$11,513	$327,415
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,120,179	$77,452	$1,728,308	$76,275	$46,596	$11,513	$327,415

Fair value per share (NAV)	$55.50	$25.50	$29.43	$80.35	$14.79	$13.39	$79.53
Shares outstanding in the Separate Account	20,184	3,037	58,728	949	3,151	860	4,117

(1) Investments in mutual fund shares, at cost	$773,482	$74,268	$1,051,402	$32,228	$47,108	$13,265	$206,777

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Health Care Fund, Series I	Lord Abbett Series Fund Growth and Income Portfolio	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II

ASSETS:
Investments at fair value (1)	$39,308	$550	$3,506	$203,672	$256,053	$136,830	$1,825,713
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	2	-	-	8	10	5	168
Total assets	39,310	550	3,506	203,680	256,063	136,835	1,825,881

LIABILITIES:
Payable to the Contracts	2	-	-	8	10	5	168
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	1	-	-	7	8	4	59
Total liabilities	3	-	-	15	18	9	227

NET ASSETS	$39,307	$550	$3,506	$203,665	$256,045	$136,826	$1,825,654

ANALYSIS OF NET ASSETS
Accumulation period	$39,307	$550	$3,506	$203,665	$256,045	$136,826	$1,825,654
Annuity period	-	-	-	-	-	-	-
Total net assets	$39,307	$550	$3,506	$203,665	$256,045	$136,826	$1,825,654

Fair value per share (NAV)	$78.03	$25.88	$26.99	$39.92	$8.57	$10.68	$30.35
Shares outstanding in the Separate Account	504	21	130	5,102	29,895	12,807	60,153

(1) Investments in mutual fund shares, at cost	$35,687	$419	$2,905	$159,758	$240,789	$108,915	$967,074

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                                 (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class

ASSETS:
Investments at fair value (1)	$38,302	$1,821	$98,960	$8,386	$73,067	$19,052	$61,355
Receivable from the Contracts	-	-	59	-	168	-	97
Receivable from the fund manager	2	-	-	-	-	1	-
Total assets	38,304	1,821	99,019	8,386	73,235	19,053	61,452

LIABILITIES:
Payable to the Contracts	2	-	-	-	-	1	-
Payable to the fund manager	-	-	59	-	168	-	97
Payable to the Company	1	-	3	-	2	1	2
Total liabilities	3	-	62	-	170	2	99

NET ASSETS	$38,301	$1,821	$98,957	$8,386	$73,065	$19,051	$61,353

ANALYSIS OF NET ASSETS
Accumulation period	$38,301	$1,821	$98,957	$8,386	$73,065	$19,051	$61,353
Annuity period	-	-	-	-	-	-	-
Total net assets	$38,301	$1,821	$98,957	$8,386	$73,065	$19,051	$61,353

Fair value per share (NAV)	$12.23	$39.74	$38.89	$23.95	$23.33	$13.81	$10.75
Shares outstanding in the Separate Account	3,132	46	2,545	350	3,132	1,380	5,707

(1) Investments in mutual fund shares, at cost	$27,317	$1,228	$67,674	$6,951	$61,367	$23,199	$79,383

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Total Return Series, Service Class	MFS Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2

ASSETS:
Investments at fair value (1)	$70,794	$9,566	$3,183	$121,159	$34,338
Receivable from the Contracts	333	-	-	-	-
Receivable from the fund manager	-	-	-	5	1
Total assets	71,127	9,566	3,183	121,164	34,339

LIABILITIES:
Payable to the Contracts	-	-	-	5	1
Payable to the fund manager	333	-	-	-	-
Payable to the Company	2	-	-	4	1
Total liabilities	335	-	-	9	2

NET ASSETS	$70,792	$9,566	$3,183	$121,155	$34,337

ANALYSIS OF NET ASSETS
Accumulation period	$70,792	$9,566	$3,183	$121,155	$34,337
Annuity period	-	-	-	-	-
Total net assets	$70,792	$9,566	$3,183	$121,155	$34,337

Fair value per share (NAV)	$22.64	$33.42	$8.45	$13.76	$12.48
Shares outstanding in the Separate Account	3,127	286	377	8,805	2,751

(1) Investments in mutual fund shares, at cost	$65,007	$8,590	$3,632	$122,646	$32,074

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                    (Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II

INVESTMENT INCOME:
Dividend income	$-	$-	$2,455	$454	$3,679	$5,082	$15,568

EXPENSES:
Mortality and expense risk	764	3,046	3,250	591	1,362	1,470	3,739

NET INVESTMENT INCOME (LOSS)	(764)	(3,046)	(795)	(137)	2,317	3,612	11,829

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,377	6,169	26,021	37	(549)	-	(2,775)
Capital gain distributions	-	14,618	11,693	1,064	-	-	-

Net realized gain (loss) on investments	1,377	20,787	37,714	1,101	(549)	-	(2,775)

Change in net unrealized appreciation (depreciation) on investments	5,514	26,500	8,470	2,587	(2,531)	-	4,453

Net realized and unrealized gain (loss) on investments	6,891	47,287	46,184	3,688	(3,080)	-	1,678

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,127	$44,241	$45,389	$3,551	$(763)	$3,612	$13,507

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. American Franchise Fund, Series I

INVESTMENT INCOME:
Dividend income	$341	$1,230	$21,113	$-	$-	$310	$-

EXPENSES:
Mortality and expense risk	13,637	1,326	22,179	996	308	290	4,608

NET INVESTMENT INCOME (LOSS)	(13,296)	(96)	(1,066)	(996)	(308)	20	(4,608)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	62,750	6,710	66,487	642	(257)	(917)	8,364
Capital gain distributions	130,631	4,621	114,078	-	-	-	-

Net realized gain (loss) on investments	193,381	11,331	180,565	642	(257)	(917)	8,364

Change in net unrealized appreciation (depreciation) on investments	87,310	(493)	123,577	20,800	1,543	182	80,943

Net realized and unrealized gain (loss) on investments	280,691	10,838	304,142	21,442	1,286	(735)	89,307

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$267,395	$10,742	$303,076	$20,446	$978	$(715)	$84,699

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Health Care Fund, Series I	Lord Abbett Series Fund Growth and Income Portfolio	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II

INVESTMENT INCOME:
Dividend income	$-	$10	$-	$1,706	$3,308	$2,276	$-

EXPENSES:
Mortality and expense risk	517	8	55	2,918	3,473	1,945	22,828

NET INVESTMENT INCOME (LOSS)	(517)	2	(55)	(1,212)	(165)	331	(22,828)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	136	1	52	10,526	(64)	1,230	55,575
Capital gain distributions	-	22	-	14,814	-	-	139,012

Net realized gain (loss) on investments	136	23	52	25,340	(64)	1,230	194,587

Change in net unrealized appreciation (depreciation) on investments	7,609	31	110	9,800	26,596	9	228,047

Net realized and unrealized gain (loss) on investments	7,745	54	162	35,140	26,532	1,239	422,634

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,228	$56	$107	$33,928	$26,367	$1,570	$399,806

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class

INVESTMENT INCOME:
Dividend income	$1,211	$12	$439	$28	$91	$-	$-

EXPENSES:
Mortality and expense risk	686	26	1,339	115	1,004	285	1,051

NET INVESTMENT INCOME (LOSS)	525	(14)	(900)	(87)	(913)	(285)	(1,051)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	5,228	9	442	30	230	(126)	(5,768)
Capital gain distributions	2,831	124	6,856	707	6,319	-	-

Net realized gain (loss) on investments	8,059	133	7,298	737	6,549	(126)	(5,768)

Change in net unrealized appreciation (depreciation) on investments	(4,662)	154	8,361	422	3,527	1,343	10,102

Net realized and unrealized gain (loss) on investments	3,397	287	15,659	1,159	10,076	1,217	4,334

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,922	$273	$14,759	$1,072	$9,163	$932	$3,283

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Total Return Series, Service Class	MFS Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2

INVESTMENT INCOME:
Dividend income	$1,603	$194	$173	$3,038	$328

EXPENSES:
Mortality and expense risk	1,036	138	56	1,826	564

NET INVESTMENT INCOME (LOSS)	567	56	117	1,212	(236)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	262	14	(193)	66	1,722
Capital gain distributions	3,439	271	33	-	112

Net realized gain (loss) on investments	3,701	285	(160)	66	1,834

Change in net unrealized appreciation (depreciation) on investments	(323)	503	298	(4,301)	759

Net realized and unrealized gain (loss) on investments	3,378	788	138	(4,235)	2,593

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,945	$844	$255	$(3,023)	$2,357

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(764)	$(3,046)	$(795)	$(137)	$2,317	$3,612	$11,829
Net realized gain (loss) on investments	1,377	20,787	37,714	1,101	(549)	-	(2,775)
Change in net unrealized appreciation (depreciation) on investments	5,514	26,500	8,470	2,587	(2,531)	-	4,453

Net increase (decrease) in net assets resulting from operations	6,127	44,241	45,389	3,551	(763)	3,612	13,507

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	720	-	-	-	-
Contract maintenance charges	(20)	(142)	(286)	(34)	(107)	(267)	(165)
Contract owners' benefits	(1,344)	(24,704)	(63,282)	(79)	(1,118)	(9,993)	(17,901)
Net transfers (to) from the Company and/or Subaccounts	1	(408)	(53)	180	394	921	121

Increase (decrease) in net assets resulting from Contract transactions	(1,363)	(25,254)	(62,901)	67	(831)	(9,339)	(17,945)

Total increase (decrease) in net assets	4,764	18,987	(17,512)	3,618	(1,594)	(5,727)	(4,438)

NET ASSETS:
Beginning of period	51,442	193,098	238,674	37,451	105,334	113,871	296,205

End of period	$56,206	$212,085	$221,162	$41,069	$103,740	$108,144	$291,767

Note: Totals may not appear to foot/crossfoot due to rounding.

                           (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. American Franchise Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(13,296)	$(96)	$(1,066)	$(996)	$(308)	$20	$(4,608)
Net realized gain (loss) on investments	193,381	11,331	180,565	642	(257)	(917)	8,364
Change in net unrealized appreciation (depreciation) on investments	87,310	(493)	123,577	20,800	1,543	182	80,943

Net increase (decrease) in net assets resulting from operations	267,395	10,742	303,076	20,446	978	(715)	84,699

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,200	-	353	-	-	-	-
Contract maintenance charges	(496)	(62)	(775)	(35)	(58)	(29)	(750)
Contract owners' benefits	(124,501)	(30,161)	(141,649)	-	(911)	(13,480)	(23,833)
Net transfers (to) from the Company and/or Subaccounts	87,943	24,904	1,940	(215)	29,560	1	(2,234)

Increase (decrease) in net assets resulting from Contract transactions	(35,854)	(5,319)	(140,131)	(250)	28,591	(13,508)	(26,817)

Total increase (decrease) in net assets	231,541	5,423	162,945	20,196	29,569	(14,223)	57,882

NET ASSETS:
Beginning of period	888,638	72,029	1,565,363	56,079	17,027	25,736	269,533

End of period	$1,120,179	$77,452	$1,728,308	$76,275	$46,596	$11,513	$327,415

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Health Care Fund, Series I	Lord Abbett Series Fund Growth and Income Portfolio	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(517)	$2	$(55)	$(1,212)	$(165)	$331	$(22,828)
Net realized gain (loss) on investments	136	23	52	25,340	(64)	1,230	194,587
Change in net unrealized appreciation (depreciation) on investments	7,609	31	110	9,800	26,596	9	228,047

Net increase (decrease) in net assets resulting from operations	7,228	56	107	33,928	26,367	1,570	399,806

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	177	-	177
Contract maintenance charges	(10)	-	(4)	(276)	(165)	(146)	(1,110)
Contract owners' benefits	(130)	-	(180)	(28,897)	(5,505)	(4,048)	(104,147)
Net transfers (to) from the Company and/or Subaccounts	-	-	(1)	(1)	1,723	1	(4,195)

Increase (decrease) in net assets resulting from Contract transactions	(140)	-	(185)	(29,174)	(3,770)	(4,193)	(109,275)

Total increase (decrease) in net assets	7,088	56	(78)	4,754	22,597	(2,623)	290,531

NET ASSETS:
Beginning of period	32,219	494	3,584	198,911	233,448	139,449	1,535,123

End of period	$39,307	$550	$3,506	$203,665	$256,045	$136,826	$1,825,654

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$525	$(14)	$(900)	$(87)	$(913)	$(285)	$(1,051)
Net realized gain (loss) on investments	8,059	133	7,298	737	6,549	(126)	(5,768)
Change in net unrealized appreciation (depreciation) on investments	(4,662)	154	8,361	422	3,527	1,343	10,102

Net increase (decrease) in net assets resulting from operations	3,922	273	14,759	1,072	9,163	932	3,283

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(79)	(3)	(18)	(54)	(57)	(47)	(58)
Contract owners' benefits	(15,842)	-	-	-	(256)	(159)	(16,098)
Net transfers (to) from the Company and/or Subaccounts	50	-	147	-	283	-	180

Increase (decrease) in net assets resulting from Contract transactions	(15,871)	(3)	129	(54)	(30)	(206)	(15,976)

Total increase (decrease) in net assets	(11,949)	270	14,888	1,018	9,133	726	(12,693)

NET ASSETS:
Beginning of period	50,250	1,551	84,069	7,368	63,932	18,325	74,046

End of period	$38,301	$1,821	$98,957	$8,386	$73,065	$19,051	$61,353

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Total Return Series, Service Class	MFS Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$567	$56	$117	$1,212	$(236)
Net realized gain (loss) on investments	3,701	285	(160)	66	1,834
Change in net unrealized appreciation (depreciation) on investments	(323)	503	298	(4,301)	759

Net increase (decrease) in net assets resulting from operations	3,945	844	255	(3,023)	2,357

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	720	-
Contract maintenance charges	(129)	(20)	(7)	(44)	(41)
Contract owners' benefits	(1,177)	-	(1,281)	(3)	(19,431)
Net transfers (to) from the Company and/or Subaccounts	613	-	-	113	1

Increase (decrease) in net assets resulting from Contract transactions	(693)	(20)	(1,288)	786	(19,471)

Total increase (decrease) in net assets	3,252	824	(1,033)	(2,237)	(17,114)

NET ASSETS:
Beginning of period	67,540	8,742	4,216	123,392	51,451

End of period	$70,792	$9,566	$3,183	$121,155	$34,337

Note: Totals may not appear to foot/crossfoot due to rounding.

                       (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(683)	$(2,536)	$(85)	$(118)	$1,422	$3,641	$12,930
Net realized gain (loss) on investments	1,235	9,977	40,598	573	(3,035)	-	(2,725)
Change in net unrealized appreciation (depreciation) on investments	4,721	52,287	14,499	4,631	4,673	-	20,214

Net increase (decrease) in net assets resulting from operations	5,273	59,728	55,012	5,086	3,060	3,641	30,419

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	720	-	-	-	-
Contract maintenance charges	(21)	(184)	(259)	(36)	(135)	(302)	(150)
Contract owners' benefits	(1,366)	(6,470)	(86,632)	(4,282)	(1,692)	(9,953)	(10,138)
Net transfers (to) from the Company and/or Subaccounts	(3)	(1,055)	(247)	(35)	(10,850)	551	143

Increase (decrease) in net assets resulting from Contract transactions	(1,390)	(7,709)	(86,418)	(4,353)	(12,677)	(9,704)	(10,145)

Total increase (decrease) in net assets	3,883	52,019	(31,406)	733	(9,617)	(6,063)	20,274

NET ASSETS:
Beginning of period	47,559	141,079	270,080	36,718	114,951	119,934	275,931

End of period	$51,442	$193,098	$238,674	$37,451	$105,334	$113,871	$296,205

Note: Totals may not appear to foot/crossfoot due to rounding.

                           (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. American Franchise Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(9,435)	$(54)	$(647)	$(703)	$(296)	$13	$(4,064)
Net realized gain (loss) on investments	50,601	2,986	218,670	237	(5,346)	(88)	8,905
Change in net unrealized appreciation (depreciation) on investments	187,418	3,638	42,394	17,397	11,213	1,878	82,475

Net increase (decrease) in net assets resulting from operations	228,584	6,570	260,417	16,931	5,571	1,803	87,316

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,200	-	385	-	-	-	-
Contract maintenance charges	(499)	(80)	(892)	(27)	(52)	(43)	(508)
Contract owners' benefits	(97,913)	(6,734)	(426,251)	-	(1,378)	(238)	(57,612)
Net transfers (to) from the Company and/or Subaccounts	(89,734)	(88,348)	(3,121)	115	(28,334)	-	(897)

Increase (decrease) in net assets resulting from Contract transactions	(186,946)	(95,162)	(429,879)	88	(29,764)	(281)	(59,017)

Total increase (decrease) in net assets	41,638	(88,592)	(169,462)	17,019	(24,193)	1,522	28,299

NET ASSETS:
Beginning of period	847,000	160,621	1,734,825	39,060	41,220	24,214	241,234

End of period	$888,638	$72,029	$1,565,363	$56,079	$17,027	$25,736	$269,533

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Health Care Fund, Series I	Lord Abbett Series Fund Growth and Income Portfolio	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(422)	$2	$(67)	$(1,037)	$350	$166	$(18,349)
Net realized gain (loss) on investments	20	41	296	6,313	(1,489)	7,459	136,927
Change in net unrealized appreciation (depreciation) on investments	3,754	(9)	(185)	15,913	16,981	9,988	345,418

Net increase (decrease) in net assets resulting from operations	3,352	34	44	21,189	15,842	17,613	463,996

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	193	-	193
Contract maintenance charges	(9)	-	(4)	(337)	(193)	(170)	(1,133)
Contract owners' benefits	(129)	-	(2,780)	(14,037)	(10,452)	(11,784)	(110,253)
Net transfers (to) from the Company and/or Subaccounts	(3)	-	-	(7)	1,548	(25,778)	38,224

Increase (decrease) in net assets resulting from Contract transactions	(141)	-	(2,784)	(14,381)	(8,904)	(37,732)	(72,969)

Total increase (decrease) in net assets	3,211	34	(2,740)	6,808	6,938	(20,119)	391,027

NET ASSETS:
Beginning of period	29,008	460	6,324	192,103	226,510	159,568	1,144,096

End of period	$32,219	$494	$3,584	$198,911	$233,448	$139,449	$1,535,123

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$449	$(11)	$(751)	$(75)	$(798)	$(262)	$(1,050)
Net realized gain (loss) on investments	23,410	86	5,680	355	3,156	(313)	(2,812)
Change in net unrealized appreciation (depreciation) on investments	(20,135)	153	7,578	1,064	9,188	2,673	12,416

Net increase (decrease) in net assets resulting from operations	3,724	228	12,507	1,344	11,546	2,098	8,554

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(87)	(3)	(51)	(55)	(55)	(47)	(100)
Contract owners' benefits	(54,990)	-	(3,526)	-	(252)	(489)	(4,763)
Net transfers (to) from the Company and/or Subaccounts	11	-	(90)	1	(125)	(1)	758

Increase (decrease) in net assets resulting from Contract transactions	(55,066)	(3)	(3,667)	(54)	(432)	(537)	(4,105)

Total increase (decrease) in net assets	(51,342)	225	8,840	1,290	11,114	1,561	4,449

NET ASSETS:
Beginning of period	101,592	1,326	75,229	6,078	52,818	16,764	69,597

End of period	$50,250	$1,551	$84,069	$7,368	$63,932	$18,325	$74,046

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Total Return Series, Service Class	MFS Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$405	$175	$25	$2,082	$993
Net realized gain (loss) on investments	4,855	534	(12)	(246)	(1,194)
Change in net unrealized appreciation (depreciation) on investments	773	(1,088)	405	18,152	12,000

Net increase (decrease) in net assets resulting from operations	6,033	(379)	418	19,988	11,799

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	720	-
Contract maintenance charges	(157)	(26)	(8)	(51)	(59)
Contract owners' benefits	(24,776)	(483)	-	(3,032)	(36,566)
Net transfers (to) from the Company and/or Subaccounts	(299)	2	-	(74)	(3)

Increase (decrease) in net assets resulting from Contract transactions	(25,232)	(507)	(8)	(2,437)	(36,628)

Total increase (decrease) in net assets	(19,199)	(886)	410	17,551	(24,829)

NET ASSETS:
Beginning of period	86,739	9,628	3,806	105,841	76,280

End of period	$67,540	$8,742	$4,216	$123,392	$51,451

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND E

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

The First Variable Annuity Fund E (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by First Variable Life Insurance Company, and exists in accordance with the regulations of the Alabama Department of Insurance. First Variable Life Insurance Company was acquired by Protective Life Insurance Company (the “Company”), which made First Variable Life Insurance Company a wholly owned subsidiary of Protective Life Insurance Company. Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts. New Contracts are no longer being sold under the products in the Separate Account, but owners of existing Contracts may make additional deposits.

The following is a list of the variable annuity products funded by the Separate Account:

Capital No Load

Capital Five

Capital Six Load

For the years or periods ended December 31, 2024 and 2023, the Separate Account was invested in up to 33 Subaccounts, as follows:

Columbia VP Select Small Cap Value Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 2

DWS Equity 500 Index VIP, Class A

DWS Small Cap Index VIP, Class A

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Government Money Fund II

Federated Hermes High Income Bond Fund II

Fidelity VIP Contrafund Portfolio, Service Class 2

Fidelity VIP Equity-Income Portfolio, Service Class 2

Fidelity VIP Growth & Income Portfolio, Service Class 2

Fidelity VIP Growth Opportunities Portfolio, Service Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Invesco Global Real Estate Fund, Series I

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Health Care Fund, Series I

Lord Abbett Series Fund Growth and Income Portfolio

LVIP American Century Disciplined Core Value Fund, Standard Class II (a)

LVIP American Century International Fund, Standard Class II (a)

LVIP American Century Ultra Fund, Standard Class II (a)

LVIP American Century Value Fund, Standard Class II (a)

MFS Investors Trust Series, Initial Class

MFS Investors Trust Series, Service Class

MFS Massachusetts Investors Growth Stock Portfolio, Initial Class

MFS Massachusetts Investors Growth Stock Portfolio, Service Class

MFS New Discovery Series, Initial Class

MFS New Discovery Series, Service Class

MFS Total Return Series, Service Class

MFS Utilities Series, Service Class

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Growth VIP Fund, Class 2

(a) See Subaccount Changes tables below

Subaccount Changes: Subaccount Reorganizations
During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Value Fund, Class I	LVIP American Century Value Fund, Standard Class II	April 26, 2024

American Century Investments VP Disciplined Core Value Fund, Class I	LVIP American Century Disciplined Core Value Fund, Standard Class II	April 26, 2024

American Century Investments VP International Fund, Class I	LVIP American Century International Fund, Standard Class II	April 26, 2024

American Century Investments VP Ultra Fund, Class I	LVIP American Century Ultra Fund, Standard Class II	April 26, 2024

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the last-in-first-out (LIFO) or a weighted average cost basis, depending on the product) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales

Columbia VP Select Small Cap Value Fund, Class 2	$-	$2,128
Columbia VP Seligman Global Technology Fund, Class 2	14,618	28,300
DWS Equity 500 Index VIP, Class A	54,977	106,980
DWS Small Cap Index VIP, Class A	1,698	704
Federated Hermes Fund for U.S. Government Securities II	4,072	2,587
Federated Hermes Government Money Fund II	5,986	11,714
Federated Hermes High Income Bond Fund II	16,018	22,133
Fidelity VIP Contrafund Portfolio, Service Class 2	277,535	196,044
Fidelity VIP Equity-Income Portfolio, Service Class 2	63,571	64,363
Fidelity VIP Growth & Income Portfolio, Service Class 2	137,458	164,568
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	-	1,246
Franklin Small-Mid Cap Growth VIP Fund, Class 2	29,560	1,276
Invesco Global Real Estate Fund, Series I	310	13,799
Invesco V.I. American Franchise Fund, Series I	20	31,442
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	-	657
Invesco V.I. Diversified Dividend Fund, Series I	32	8
Invesco V.I. Health Care Fund, Series I	-	239
Lord Abbett Series Fund Growth and Income Portfolio	44,899	60,470
LVIP American Century Disciplined Core Value Fund, Standard Class II	5,308	9,243
LVIP American Century International Fund, Standard Class II	2,276	6,139
LVIP American Century Ultra Fund, Standard Class II	139,325	132,402
LVIP American Century Value Fund, Standard Class II	4,090	16,607
MFS Investors Trust Series, Initial Class	136	30
MFS Investors Trust Series, Service Class	7,442	1,358
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	735	169
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	6,693	1,317
MFS New Discovery Series, Initial Class	-	490
MFS New Discovery Series, Service Class	243	17,268
MFS Total Return Series, Service Class	5,656	2,342
MFS Utilities Series, Service Class	465	158
Templeton Developing Markets VIP Fund, Class 2	206	1,343
Templeton Foreign VIP Fund, Class 2	3,869	1,871
Templeton Growth VIP Fund, Class 2	440	20,036

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024					2023
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)

Columbia VP Select Small Cap Value Fund, Class 2	-		26		(26)	-		30		(30)
Columbia VP Seligman Global Technology Fund, Class 2	0	*	383		(383)	4		143		(139)
DWS Equity 500 Index VIP, Class A	1,020		2,575		(1,555)	20		2,616		(2,596)
DWS Small Cap Index VIP, Class A	4		3		1	-		116		(116)
Federated Hermes Fund for U.S. Government Securities II	31		95		(64)	29		990		(961)
Federated Hermes Government Money Fund II	68		720		(652)	95		816		(721)
Federated Hermes High Income Bond Fund II	16		685		(669)	6		403		(397)
Fidelity VIP Contrafund Portfolio, Service Class 2	2,556		3,267		(711)	28		4,849		(4,821)
Fidelity VIP Equity-Income Portfolio, Service Class 2	1,642		1,742		(100)	20		3,201		(3,181)
Fidelity VIP Growth & Income Portfolio, Service Class 2	58		3,545		(3,487)	13		12,929		(12,916)
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	-		5		(5)	4		1		3
Franklin Small-Mid Cap Growth VIP Fund, Class 2	783		27		756	-		1,017		(1,017)
Invesco Global Real Estate Fund, Series I	-		420		(420)	-		9		(9)
Invesco V.I. American Franchise Fund, Series I	1		716		(715)	28		2,048		(2,020)
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	-		9		(9)	-		11		(11)
Invesco V.I. Diversified Dividend Fund, Series I	-		0	*	(0)*	-		0	*	(0)*
Invesco V.I. Health Care Fund, Series I	-		5		(5)	-		89		(89)
Lord Abbett Series Fund Growth and Income Portfolio	812		1,646		(834)	-		475		(475)
LVIP American Century Disciplined Core Value Fund, Standard Class II	61		182		(121)	64		367		(303)
LVIP American Century International Fund, Standard Class II	-		221		(221)	-		2,030		(2,030)
LVIP American Century Ultra Fund, Standard Class II	5		1,922		(1,917)	838		2,535		(1,697)
LVIP American Century Value Fund, Standard Class II	1		327		(326)	0	*	1,303		(1,303)
MFS Investors Trust Series, Initial Class	-		0	*	(0)*	-		0	*	(0)*
MFS Investors Trust Series, Service Class	4		1		3	-		127		(127)
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	-		2		(2)	-		2		(2)
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	10		11		(1)	-		19		(19)
MFS New Discovery Series, Initial Class	-		4		(4)	-		10		(10)
MFS New Discovery Series, Service Class	8		492		(484)	29		167		(138)
MFS Total Return Series, Service Class	24		50		(26)	-		1,055		(1,055)
MFS Utilities Series, Service Class	-		1		(1)	-		15		(15)
Templeton Developing Markets VIP Fund, Class 2	-		39		(39)	-		0	*	(0)*
Templeton Foreign VIP Fund, Class 2	49		3		46	46		204		(158)
Templeton Growth VIP Fund, Class 2	-		876		(876)	-		1,883		(1,883)

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

	Expense Type	Range
Mortality and Expense Risk Fee
	This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 1.15% - 1.50% of the average daily net assets of the Subaccount

Deductions for Premium Taxes
	This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0.00% - 4.00% of each payment, if applicable

Contract Maintenance Charge
	This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$30 annually

Surrender Charge (Contingent Deferred Sales Charge)
	This charge is assessed to reimburse the Company for some of the costs of distributing the Contracts. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.00% - 7.00% of surrendered amount

Transfer Charge
	Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	$0 - $25 per transfer, after the first 12 transfers in any Contract calendar year

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Columbia VP Select Small Cap Value Fund, Class 2
2024	1	$54.62	$53.34	$56	0.00%	1.40%	1.50%	12.07%	11.96%
2023	1	48.74	47.65	51	0.00%	1.40%	1.50%	11.28%	11.17%
2022	1	43.80	42.86	48	0.00%	1.40%	1.50%	(16.11)%	(16.19)%
2021	1	52.21	51.14	65	0.00%	1.40%	1.50%	31.36%	26.16%
2020	1	39.74	40.53	52	0.00%	1.40%	1.50%	7.29%	7.40%
Columbia VP Seligman Global Technology Fund, Class 2
2024	3	67.28	73.87	212	0.00%	1.40%	1.50%	10.90%	24.69%
2023	3	60.67	59.25	193	0.00%	1.40%	1.50%	42.86%	42.72%
2022	3	42.47	41.51	141	0.00%	1.40%	1.50%	(32.81)%	(32.87)%
2021	3	63.20	61.84	210	0.28%	1.40%	1.50%	39.62%	33.82%
2020	3	45.26	46.21	156	0.00%	1.40%	1.50%	43.63%	43.77%
DWS Equity 500 Index VIP, Class A
2024	5	41.03	45.08	221	1.14%	1.40%	1.50%	9.01%	22.76%
2023	6	37.64	36.72	239	1.43%	1.40%	1.50%	24.26%	24.13%
2022	9	30.29	29.58	270	1.19%	1.40%	1.50%	(19.47)%	(19.55)%
2021	9	37.61	36.77	342	1.44%	1.40%	1.50%	29.39%	23.77%
2020	9	29.07	29.71	272	1.46%	1.40%	1.50%	16.33%	16.45%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

DWS Small Cap Index VIP, Class A
2024	1	$45.35	$45.35	$41	1.16%	1.50%	1.50%	9.49%	9.49%
2023	1	41.42	41.42	37	1.17%	1.50%	1.50%	15.02%	15.02%
2022	1	36.01	36.01	37	0.86%	1.50%	1.50%	(21.82)%	(21.82)%
2021	1	46.06	46.06	47	0.88%	1.50%	1.50%	12.80%	12.80%
2020	1	40.83	40.83	42	0.92%	1.50%	1.50%	17.65%	17.65%
Federated Hermes Fund for U.S. Government Securities II
2024	8	13.72	12.93	104	3.53%	1.25%	1.50%	(0.68)%	(0.93)%
2023	8	13.82	13.05	105	2.60%	1.25%	1.50%	2.90%	2.64%
2022	9	13.43	12.72	115	1.82%	1.25%	1.50%	(13.66)%	(13.85)%
2021	9	15.55	14.76	139	2.12%	1.25%	1.50%	1.62%	(8.14)%
2020	10	15.30	16.07	161	2.36%	1.25%	1.50%	3.64%	3.90%
Federated Hermes Government Money Fund II
2024	7	18.10	11.76	108	4.58%	1.25%	1.50%	3.37%	3.11%
2023	7	17.51	11.41	114	4.42%	1.25%	1.50%	3.06%	2.80%
2022	8	16.99	11.10	120	2.35%	1.25%	1.50%	(0.23)%	(0.48)%
2021	10	17.03	11.15	140	0.00%	1.25%	1.50%	50.44%	(35.33)%
2020	38	11.32	17.24	480	0.17%	1.25%	1.50%	(1.29)%	(1.05)%
Federated Hermes High Income Bond Fund II
2024	10	31.37	28.23	292	5.43%	1.25%	1.50%	4.94%	4.68%
2023	10	29.89	26.96	296	5.86%	1.25%	1.50%	11.32%	11.04%
2022	11	26.85	24.28	276	4.83%	1.25%	1.50%	(12.87)%	(13.09)%
2021	14	30.82	27.94	413	5.00%	1.25%	1.50%	13.93%	(6.13)%
2020	15	27.05	29.76	425	5.36%	1.25%	1.50%	4.01%	4.27%
Fidelity VIP Contrafund Portfolio, Service Class 2
2024	16	76.23	60.83	1,120	0.03%	1.25%	1.50%	31.78%	31.45%
2023	17	57.85	46.27	889	0.25%	1.25%	1.50%	31.47%	31.14%
2022	22	44.00	35.29	847	0.19%	1.25%	1.50%	(27.40)%	(27.58)%
2021	29	60.61	48.72	1,527	0.03%	1.25%	1.50%	56.26%	1.23%
2020	31	38.79	48.13	1,287	0.08%	1.25%	1.50%	28.29%	28.61%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Fidelity VIP Equity-Income Portfolio, Service Class 2
2024	2		$37.44	$36.53	$77	1.38%	1.40%	1.50%	13.45%	13.34%
2023	2		33.01	32.23	72	1.40%	1.40%	1.50%	8.85%	8.74%
2022	5		30.32	29.64	161	0.79%	1.40%	1.50%	(6.56)%	(6.65)%
2021	8		32.45	31.75	246	2.26%	1.40%	1.50%	25.44%	20.24%
2020	3		25.87	26.41	84	0.87%	1.40%	1.50%	4.85%	4.96%
Fidelity VIP Growth & Income Portfolio, Service Class 2
2024	39		44.87	42.29	1,728	1.26%	1.25%	1.50%	20.44%	20.13%
2023	43		37.26	35.20	1,565	1.30%	1.25%	1.50%	16.90%	16.61%
2022	56		31.87	30.19	1,735	1.43%	1.25%	1.50%	(6.35)%	(6.58)%
2021	58		34.03	32.31	1,930	2.27%	1.25%	1.50%	30.34%	17.82%
2020	62		26.11	27.43	1,660	1.68%	1.25%	1.50%	5.99%	6.25%
Fidelity VIP Growth Opportunities Portfolio, Service Class 2
2024	1		61.91	60.40	76	0.00%	1.40%	1.50%	36.62%	36.49%
2023	1		45.32	44.26	56	0.00%	1.40%	1.50%	43.29%	43.15%
2022	1		31.63	30.92	39	0.00%	1.40%	1.50%	(39.17)%	(39.24)%
2021	1		51.99	50.88	64	0.00%	1.40%	1.50%	12.42%	7.75%
2020	1		46.25	47.22	58	0.00%	1.40%	1.50%	65.72%	65.89%
Franklin Small-Mid Cap Growth VIP Fund, Class 2
2024	1		37.92	37.03	47	0.00%	1.40%	1.50%	9.48%	9.37%
2023	0	*	34.63	33.86	17	0.00%	1.40%	1.50%	24.98%	24.86%
2022	2		27.71	27.12	41	0.00%	1.40%	1.50%	(34.61)%	(34.68)%
2021	6		42.38	41.51	236	0.00%	1.40%	1.50%	10.64%	6.26%
2020	1		38.30	39.06	26	0.00%	1.40%	1.50%	52.78%	52.93%
Invesco Global Real Estate Fund, Series I
2024	0	*	31.88	31.13	12	1.57%	1.40%	1.50%	(3.17)%	(3.27)%
2023	1		32.93	32.19	26	1.49%	1.40%	1.50%	7.54%	7.43%
2022	1		30.62	29.96	24	2.78%	1.40%	1.50%	(25.98)%	(26.05)%
2021	1		41.36	40.52	33	2.70%	1.40%	1.50%	26.43%	21.43%
2020	1		32.72	33.37	29	4.50%	1.40%	1.50%	(13.63)%	(13.54)%

	As of December 31						For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)		Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High				Low	High	Low	High

Invesco V.I. American Franchise Fund, Series I
2024	8		$43.19	$42.09	$327		0.00%	1.40%	1.50%	33.00%	32.87%
2023	8		32.47	31.68	270		0.00%	1.40%	1.50%	38.97%	38.84%
2022	10		23.37	22.82	241		0.00%	1.40%	1.50%	(32.07)%	(32.14)%
2021	11		34.39	33.62	359		0.00%	1.40%	1.50%	12.79%	7.89%
2020	12		30.49	31.16	367		0.07%	1.40%	1.50%	40.23%	40.37%
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
2024	2		16.26	16.19	39		0.00%	1.40%	1.50%	22.50%	22.37%
2023	2		13.28	13.23	32		0.00%	1.40%	1.50%	11.58%	11.47%
2022	2		11.90	11.87	29		0.00%	1.40%	1.50%	(31.94)%	(32.01)%
2021	2		17.48	17.45	43		0.00%	1.40%	1.50%	17.53%	17.24%
2020	3		14.88	14.89	64		0.00%	1.40%	1.50%	0.00%	0.00%
Invesco V.I. Diversified Dividend Fund, Series I
2024	0	*	16.64	16.64	1		1.91%	1.50%	1.50%	11.52%	11.52%
2023	0	*	14.92	14.92	0	*	2.04%	1.50%	1.50%	7.43%	7.43%
2022	0	*	13.89	13.89	0	*	1.87%	1.50%	1.50%	(3.12)%	(3.12)%
2021	-		14.34	14.34	-		2.23%	1.50%	1.50%	17.12%	17.12%
2020	-		12.25	12.25	-		2.83%	1.50%	1.50%	(1.35)%	(1.35)%
Invesco V.I. Health Care Fund, Series I
2024	0	*	33.60	32.81	4		0.00%	1.40%	1.50%	2.71%	2.61%
2023	0	*	32.71	31.98	4		0.00%	1.40%	1.50%	1.59%	1.49%
2022	0	*	32.20	31.51	6		0.00%	1.40%	1.50%	(14.52)%	(14.61)%
2021	-		37.67	36.90	8		0.19%	1.40%	1.50%	12.94%	8.47%
2020	-		33.35	34.02	8		0.30%	1.40%	1.50%	12.75%	12.86%
Lord Abbett Series Fund Growth and Income Portfolio
2024	5		39.29	38.29	204		0.87%	1.40%	1.50%	18.92%	18.80%
2023	6		33.04	32.23	199		0.92%	1.40%	1.50%	11.62%	11.51%
2022	7		29.60	28.91	192		1.14%	1.40%	1.50%	(10.68)%	(10.79)%
2021	8		33.14	32.40	261		1.08%	1.40%	1.50%	30.02%	24.37%
2020	8		25.49	26.05	210		1.51%	1.40%	1.50%	1.16%	1.27%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

LVIP American Century Disciplined Core Value Fund, Standard Class II
2024	7		$35.37	$33.34	$256	1.32%	1.25%	1.50%	11.68%	11.40%
2023	8		31.67	29.92	233	1.54%	1.25%	1.50%	7.31%	7.04%
2022	8		29.51	27.96	227	1.30%	1.25%	1.50%	(13.83)%	(14.03)%
2021	13		34.25	32.52	440	1.14%	1.25%	1.50%	28.28%	15.96%
2020	15		26.70	28.04	413	1.70%	1.25%	1.50%	10.14%	10.42%
LVIP American Century International Fund, Standard Class II
2024	7		19.49	18.37	137	1.61%	1.25%	1.50%	1.32%	1.07%
2023	7		19.24	18.17	139	1.48%	1.25%	1.50%	11.18%	10.90%
2022	9		17.30	16.39	160	1.07%	1.25%	1.50%	(25.69)%	(25.87)%
2021	17		23.28	22.11	382	0.17%	1.25%	1.50%	12.82%	1.99%
2020	18		20.64	21.68	367	0.45%	1.25%	1.50%	24.00%	24.31%
LVIP American Century Ultra Fund, Standard Class II
2024	28		67.52	62.15	1,826	0.00%	1.15%	1.50%	27.32%	26.87%
2023	30		53.03	48.99	1,535	0.00%	1.15%	1.50%	41.88%	41.38%
2022	32		37.38	34.65	1,144	0.00%	1.15%	1.50%	(33.15)%	(33.38)%
2021	46		55.92	52.01	2,477	0.00%	1.15%	1.50%	30.44%	13.25%
2020	47		42.87	45.93	2,111	0.00%	1.15%	1.50%	47.62%	48.14%
LVIP American Century Value Fund, Standard Class II
2024	1		48.92	47.68	38	2.55%	1.40%	1.50%	7.95%	7.84%
2023	1		45.32	44.21	50	2.04%	1.40%	1.50%	7.59%	7.48%
2022	2		42.12	41.14	102	2.08%	1.40%	1.50%	(0.85)%	(0.95)%
2021	3		42.49	41.53	108	1.78%	1.40%	1.50%	25.47%	20.03%
2020	3		33.86	34.60	95	2.04%	1.40%	1.50%	(0.53)%	(0.43)%
MFS Investors Trust Series, Initial Class
2024	0	*	38.95	38.95	2	0.70%	1.50%	1.50%	17.73%	17.73%
2023	0	*	33.08	33.08	2	0.73%	1.50%	1.50%	17.21%	17.21%
2022	0	*	28.22	28.22	1	0.64%	1.50%	1.50%	(17.72)%	(17.72)%
2021	-		34.30	34.30	2	0.64%	1.50%	1.50%	24.93%	24.93%
2020	-		27.46	27.46	1	0.77%	1.50%	1.50%	12.17%	12.17%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

MFS Investors Trust Series, Service Class
2024	3		$37.35	$36.44	$99	0.47%	1.40%	1.50%	17.56%	17.44%
2023	3		31.77	31.03	84	0.46%	1.40%	1.50%	17.02%	16.90%
2022	3		27.15	26.54	75	0.37%	1.40%	1.50%	(17.84)%	(17.93)%
2021	3		33.05	32.34	92	0.42%	1.40%	1.50%	27.36%	22.07%
2020	3		25.95	26.49	74	0.36%	1.40%	1.50%	11.90%	12.02%
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class
2024	0	*	29.63	29.34	8	0.35%	1.40%	1.50%	14.64%	14.53%
2023	0	*	25.85	25.62	7	0.30%	1.40%	1.50%	22.29%	22.17%
2022	0	*	21.14	20.97	6	0.10%	1.40%	1.50%	(20.38)%	(20.46)%
2021	-		26.54	26.36	8	0.27%	1.40%	1.50%	24.95%	23.38%
2020	-		21.25	21.37	8	0.45%	1.40%	1.50%	20.70%	20.82%
MFS Massachusetts Investors Growth Stock Portfolio, Service Class
2024	3		28.93	28.65	73	0.13%	1.40%	1.50%	14.36%	14.24%
2023	3		25.30	25.08	64	0.05%	1.40%	1.50%	21.99%	21.87%
2022	3		20.74	20.58	53	0.00%	1.40%	1.50%	(20.57)%	(20.64)%
2021	4		26.11	25.93	98	0.03%	1.40%	1.50%	24.63%	23.07%
2020	4		20.95	21.07	87	0.21%	1.40%	1.50%	20.37%	20.50%
MFS New Discovery Series, Initial Class
2024	0	*	57.54	57.54	19	0.00%	1.50%	1.50%	5.13%	5.13%
2023	0	*	54.73	54.73	18	0.00%	1.50%	1.50%	12.71%	12.71%
2022	0	*	48.56	48.56	17	0.00%	1.50%	1.50%	(30.80)%	(30.80)%
2021	-		70.17	70.17	27	0.00%	1.50%	1.50%	0.28%	0.28%
2020	-		69.98	69.98	30	0.00%	1.50%	1.50%	43.71%	43.71%
MFS New Discovery Series, Service Class
2024	2		33.67	32.85	61	0.00%	1.40%	1.50%	4.95%	4.84%
2023	2		32.08	31.33	74	0.00%	1.40%	1.50%	12.67%	12.56%
2022	2		28.48	27.84	70	0.00%	1.40%	1.50%	(30.97)%	(31.04)%
2021	2		41.25	40.36	99	0.00%	1.40%	1.50%	2.25%	(1.99)%
2020	2		40.34	41.18	99	0.00%	1.40%	1.50%	43.41%	43.56%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

MFS Total Return Series, Service Class
2024	3		$27.37	$26.73	$71	2.29%	1.40%	1.50%	5.96%	5.85%
2023	3		25.83	25.25	68	1.97%	1.40%	1.50%	8.69%	8.58%
2022	4		23.76	23.25	87	1.44%	1.40%	1.50%	(11.09)%	(11.18)%
2021	4		26.73	26.18	108	1.60%	1.40%	1.50%	14.49%	9.95%
2020	4		23.35	23.81	103	1.94%	1.40%	1.50%	7.88%	7.99%
MFS Utilities Series, Service Class
2024	0	*	39.83	38.89	10	2.10%	1.40%	1.50%	9.79%	9.68%
2023	0	*	36.28	35.46	9	3.41%	1.40%	1.50%	(3.69)%	(3.78)%
2022	0	*	37.66	36.86	10	2.20%	1.40%	1.50%	(0.91)%	(1.01)%
2021	-		38.01	37.23	10	1.58%	1.40%	1.50%	14.47%	9.94%
2020	-		33.21	33.87	10	1.05%	1.40%	1.50%	4.04%	4.15%
Templeton Developing Markets VIP Fund, Class 2
2024	0	*	33.55	32.76	3	4.59%	1.40%	1.50%	6.16%	6.06%
2023	0	*	31.60	30.89	4	2.07%	1.40%	1.50%	11.06%	10.95%
2022	0	*	28.46	27.84	4	2.38%	1.40%	1.50%	(23.07)%	(23.14)%
2021	-		36.99	36.23	5	0.98%	1.40%	1.50%	(5.20)%	(8.95)%
2020	-		39.02	39.79	6	3.64%	1.40%	1.50%	15.43%	15.55%
Templeton Foreign VIP Fund, Class 2
2024	7		16.50	16.08	121	2.40%	1.40%	1.50%	(2.38)%	(2.48)%
2023	7		16.90	16.49	123	3.22%	1.40%	1.50%	19.08%	18.96%
2022	8		14.19	13.86	106	2.94%	1.40%	1.50%	(8.89)%	(8.98)%
2021	8		15.58	15.23	117	1.92%	1.40%	1.50%	4.96%	0.41%
2020	8		14.84	15.17	115	2.93%	1.40%	1.50%	(2.63)%	(2.54)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Templeton Growth VIP Fund, Class 2
2024	2	$21.84	$21.31	$34	0.83%	1.40%	1.50%	3.93%	3.83%
2023	2	21.01	20.52	51	2.94%	1.40%	1.50%	19.33%	19.21%
2022	4	17.61	17.21	76	0.15%	1.40%	1.50%	(12.73)%	(12.80)%
2021	4	20.18	19.74	87	1.12%	1.40%	1.50%	5.58%	1.19%
2020	4	19.11	19.51	87	2.65%	1.40%	1.50%	4.22%	4.32%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.